CONVERTIBLE NOTES PAYABLE	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 6 - CONVERTIBLE NOTES PAYABLE

The following table summarizes the outstanding balance of convertible notes payable, interest and conversion rates as of September 30, 2022 and December 31, 2021, respectively.

		September 30, 2022	December 31, 2021

A.	Convertible note payable to an investor with interest at 12% per annum, convertible at any time into shares of common stock at $0.008 per share. The balance of principal and accrued and unpaid interest is payable on maturity on March 1, 2023, unless automatically extended for one-year periods if no Event of Default is existing. The note is secured by substantially all the assets of the Company.	$205,000	$295,000

B.	Convertible note payable to an investor with interest at 5% per annum, convertible at any time into shares of common stock at $0.00084 per share. Interest is payable annually with the balance of principal and interest due on maturity on March 1, 2024. The note is secured by substantially all the assets of the Company.	55,000	55,000

D.	Convertible note payable to an investor with interest at 12% per annum, convertible at any time into shares of common stock at $0.008 per share. The balance of principal and accrued and unpaid interest is payable on March 1, 2023, unless automatically extended for one-year periods if no Event of Default is existing. The note is secured by substantially all the assets of the Company.	50,000	50,000

E.	Convertible notes payable to a related party with interest at 12% per annum, convertible at any time into shares of common stock at $0.00084 per share. Interest is payable quarterly with the balance of principal and interest due on maturity on August 2, 2024. The notes are secured by substantially all the assets of the Company.	125,000	125,000

F.	Convertible note payable to an investor with interest at 10% per annum, convertible at any time into shares of common stock at $0.01 per share. Principal and interest due on maturity on April 29, 2023.	33,167	33,167

G.	Convertible note payable to an investor with interest at 10% per annum, convertible at any time into shares of common stock at $0.0099 per share. Note was issued as payment for future fees to be incurred under the related Equity Financing Agreement. Principal and interest due on maturity on April 29, 2023.	75,000	75,000

		543,167	633,167
	Less: deferred financing costs	(75,700)	(75,700)
	Less unamortized discount	–	(57,148)
	Net balance	467,467	500,319
	Less current portion	(363,167)	(233,167)
	Long term portion	$104,300	$267,152

A. January 18, 2018 Convertible Note and Warrants (“Note A”)

On March 14, 2022, the noteholder of Note A agreed to extend the maturity date of March 1, 2022 of the Senior Secured Convertible Promissory Note to March 1, 2023, in exchange for the reduction of the conversion price to $0.008 per share, and all prior Events of Default (as defined in the Note A) including penalties were waived, and all future Events of Default (as defined in the Note A) pertaining to the future payment of interest were waived through maturity. On May 23, 2022, the noteholder of Note A converted $90,000 of the principal note balance into 11,250,000 shares of the Company’s common stock at the conversion price of $0.008 per share (Note 9).

On January 28, 2021, the noteholder of Note A agreed to extend the maturity date of the Senior Secured Convertible Promissory Note to March 1, 2022, in exchange for the reduction of the conversion price to $0.01 per share, and all prior Events of Default (as defined in the Note A) including penalties of $100,000 were waived, and all future Events of Default (as defined in the Note A) pertaining to the future payment of interest were waived through maturity. On December 14, 2021, the Company entered into amendment to the Note A which limits the respective holder to conversions resulting in beneficial ownership by the holder and its affiliates of no more than 4.99% of the outstanding shares of common stock of the Company. The Company recorded $100,000 as extinguishment of debt in its statements of operations for the year ended December 31, 2021.

The Company recorded interest expense of $6,201 and $22,631 for the three months and nine months ended September 30, 2022 compared to interest expense of $9,659 and $36,289 for the same comparable periods of 2021. Accrued interest payable on Note A was $153,667 and $131,036 as of September 30, 2022 and December 31, 2021, respectively.

The principal balance payable on Note A amounted to $205,000 and $295,000 on September 30, 2022 and December 31, 2021, respectively.

B. January 2019 Convertible Note and Warrants (“Note B”)

Effective March 1, 2021, the noteholder of Note B agreed to extend the maturity date of March 1, 2022 of the Senior Secured Convertible Promissory Note to March 1, 2024, and all prior Events of Default (as defined in the Note B) including penalties were waived, and all other terms of the Note B remain the same (Note 9).

The Company recorded interest expense of $693 and $2,057 on Note B for the three months and nine months ended September 30, 2022 compared to interest expense of $693 and $2,057 for the same comparable periods of 2021. Accrued interest payable on Note B was $10,148 and $8,092 as of September 30, 2022 and December 31, 2021, respectively. The principal balance payable on Note B amounted to $55,000 and $55,000 on September 30, 2022 and December 31, 2021, respectively.

D. March 2019 Convertible Note and Warrants (“Note D”)

On March 14, 2022, the noteholder of Note D agreed to extend the maturity date of March 1, 2022 of the Senior Secured Convertible Promissory Note to March 1, 2023, in exchange for the reduction of the conversion price to $0.008 per share, and all prior Events of Default (as defined in the Note D) including penalties were waived, and all future Events of Default (as defined in the Note D) pertaining to the future payment of interest were waived through maturity.

On January 28, 2021, the noteholder of Note D agreed to extend the maturity date of the Senior Secured Convertible Promissory Note to March 1, 2022 in exchange for the reduction of the conversion price to $0.01 per share, and all prior Events of Default (as defined in the Note D) including penalties of $10,000 were waived, and all future Events of Default (as defined in the Note D) pertaining to the future payment of interest were waived through maturity. The Company recorded $10,000 as extinguishment of debt in its statements of operations for the nine months ended September 30, 2021.

 The Company recorded interest expense of $1,512 and $4,487 on Note D for the three months and nine months ended September 30, 2022 compared to interest expense of $1,512 and $4,603 for the same comparable periods of 2021. Accrued interest payable on Note D was $19,185 and $14,698 as of September 30, 2022 and December 31, 2021, respectively. The principal balance payable on Note D amounted to $50,000 on September 30, 2022 and December 31, 2021, respectively.

E. August 2019 Convertible Note and Warrants (“Note E”)

On August 2, 2021, the noteholder of Note E agreed to extend the maturity date of the Senior Secured Convertible Promissory Note to August 2, 2024. All other terms and conditions of the Note E remain the same.

The Company recorded interest expense of $3,781 and $11,219 on Note E for the three months and nine months ended September 30, 2022 compared to interest expense of $3,781 and $11,219 for the same comparable periods of 2021. Accrued interest payable on Note E was $44,909 and $14,698 as of September 30, 2022 and December 31, 2021, respectively. The principal balance payable on Note E amounted to $125,000 and $125,000 on September 30, 2022 and December 31, 2021, respectively.

F. July 2020 Equity Financing Arrangement (“Note F”)

On April 29, 2022, the noteholder of Note F agreed to extend the maturity date of the Senior Secured Convertible Promissory Note to April 29, 2023. All other terms and conditions of the Note F remain the same. On February 1, 2021, the noteholder of Note F converted the principal balance of $66,833 of its convertible promissory note and $5,177 of accrued interest into 7,200,000 shares of common stock of the Company. On November 4, 2021, the noteholder of Note F agreed to extend the maturity date of the Note F from October 29, 2021 to April 29, 2022 in exchange of receiving 625,000 shares of common stock valued at $5,563 as commitment fee for extending the maturity date of Note F.

The Company recorded interest expense of $836 and $2,481 on Note F for the three months and nine months ended September 30, 2022 compared to interest expense of $836 and $3,067 for the same comparable periods of 2021. Accrued interest payable on Note F was $4,193 and $1,712 as of September 30, 2022 and December 31, 2021, respectively. The principal balance payable on Note F amounted to $33,167 on September 30, 2022 and December 31, 2021, respectively.

G . July 2020 Equity Financing Arrangement (“Note G”)

On April 29, 2022, the noteholder of Note G agreed to extend the maturity date of the Senior Secured Convertible Promissory Note to April 29, 2023. All other terms and conditions of the Note G remain the same. On November 4, 2021, the noteholder of Note G agreed to extend the maturity date of the Note G from October 29, 2021 to April 29, 2022 in exchange of receiving 625,000 shares of common stock valued at $5,563 as commitment fee for extending the maturity date of Note G.

The Company recorded interest expense of $1,890 and $5,610 on Note G for the three months and nine months ended September 30, 2022 compared to interest expense of $1,890 and $5,610 for the same comparable periods of 2021. Accrued interest payable on Note G was $15,349 and $9,740 as of September 30, 2022 and December 31, 2021, respectively. The principal balance payable of Note G amounted to $75,000 at September 30, 2022 and December 31, 2021, respectively.